Forum ETF Trust
Three Canal Plaza, Suite 600
Portland, Maine 04101

January 7, 2014

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Request for Acceleration
Forum ETF Trust
Pre-Effective Amendment No. 4
File Nos. 333-180250; 811-22679

Dear Sir or Madam:

Pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended (“1933 Act”), the undersigned hereby requests that effectiveness under the 1933 Act of Pre-Effective Amendment No. 4 to its registration statement on Form N-1A be accelerated to January 7, 2014.  Pre-Effective Amendment No. 4 is filed herewith under the 1933 Act and the Investment Company Act of 1940, as amended.  The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

FORUM ETF TRUST

/s/ David Faherty
By: David  Faherty
Title: Vice President

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

January 7, 2014

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Request for Acceleration
Forum ETF Trust
Pre-Effective Amendment No. 4
File Nos. 333-180250; 811-22679

Dear Sir or Madam:

As principal underwriter for Forum ETF Trust (the “Trust”), the undersigned hereby requests, pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended (“1933 Act”), the undersigned hereby requests that effectiveness under the 1933 Act of Pre-Effective Amendment No. 4 to its registration statement on Form N-1A be accelerated to January 7, 2014.  Pre-Effective Amendment No. 4 is filed herewith under the 1933 Act and the Investment Company Act of 1940, as amended. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

FORESIDE FUND SERVICES, LLC

/s/ N K Chern

By:  Nanette K. Chern
Title: Vice President